Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Strongbridge Biopharma plc
Entity Central Index Key	0001634432
Document Type	6-K
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1